Operating Revenue - Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables (Note 6)	$ 17,135	$ 16,143	$ 16,625
Contract liabilities	$ 11,606	$ 12,965	$ 18,753